Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Disclosure Text Block
Fair Value Measurements

NOTE 2 FAIR VALUE MEASUREMENTS

As of December 31, 2013 and 2012, TDS did not have any financial assets or liabilities that were required to be recorded at fair value in its Consolidated Balance Sheet in accordance with GAAP. However, TDS has applied the provisions of fair value accounting for purposes of computing the fair value of financial instruments for disclosure purposes as displayed below.

	Level within the Fair Value Hierarchy	December 31, 2013		December 31, 2012
		Book Value	Fair Value	Book Value	Fair Value
(Dollars in thousands)
Cash and cash equivalents	1	$830,014	$830,014	$740,481	$740,481
Short-term investments
U.S. Treasury Notes	1	50,104	50,104	115,700	115,700
Long-term investments
U.S. Treasury Notes	1	-	-	50,305	50,339
Long-term debt
Retail	1	1,178,250	1,048,010	1,178,250	1,238,204
Institutional and other	2	537,454	512,635	538,657	589,435

Short-term investments are designated as held-to-maturity investments and recorded at amortized cost in the Consolidated Balance Sheet. Long-term debt excludes capital lease obligations and the current portion of Long-term debt.

The fair values of Cash and cash equivalents and Short-term investments approximate their book values due to the short-term nature of these financial instruments. The fair values of Long-term investments were estimated using quoted market prices for the individual issuances. The fair value of “Retail” Long-term debt was estimated using market prices for TDS' 7.0% Senior Notes, 6.875% Senior Notes, 6.625% Senior Notes and 5.875% Senior Notes, and U.S. Cellular's 6.95% Senior Notes. TDS' institutional debt includes U.S. Cellular's 6.7% Senior Notes which are traded over the counter. TDS estimated the fair value of its institutional and other debt through a discounted cash flow analysis using the interest rates or estimated yield to maturity for each borrowing, which ranged from 0.00% to 7.35% at December 31, 2013 and 0.00% to 6.09% at December 31, 2012.

As of December 31, 2013 and 2012, TDS did not have nonfinancial assets or liabilities that required the application of fair value accounting for purposes of reporting such amounts in the Consolidated Balance Sheet.